UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22186
                                                     ---------

                 Oppenheimer Master International Value Fund LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. REPORTS TO STOCKHOLDERS.

APRIL 30, 2008

--------------------------------------------------------------------------------

        Oppenheimer                                               MANAGEMENT
        MASTER INTERNATIONAL                                     COMMENTARIES
        VALUE FUND, LLC                                              AND
                                                               ANNUAL REPORT

--------------------------------------------------------------------------------

        MANAGEMENT COMMENTARIES

              LISTING OF TOP HOLDINGS

        ANNUAL REPORT

              FUND  PERFORMANCE DISCUSSION

              LISTING OF INVESTMENTS

              FINANCIAL STATEMENTS

                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS STOCK ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                        3.3%
-------------------------------------------------------------------------------
Bank of Ireland                                                          2.8
-------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                    2.7
-------------------------------------------------------------------------------
Aegon NV                                                                 2.6
-------------------------------------------------------------------------------
Nestle SA                                                                2.5
-------------------------------------------------------------------------------
Haseko Corp.                                                             2.3
-------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                                        2.3
-------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                                        2.2
-------------------------------------------------------------------------------
Eni SpA                                                                  2.1
-------------------------------------------------------------------------------
Vivendi SA                                                               2.0

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
United States                                                            20.2%
--------------------------------------------------------------------------------
Japan                                                                    16.8
--------------------------------------------------------------------------------
France                                                                   14.5
--------------------------------------------------------------------------------
United Kingdom                                                           10.0
--------------------------------------------------------------------------------
Italy                                                                     6.0
--------------------------------------------------------------------------------
Switzerland                                                               5.5
--------------------------------------------------------------------------------
Germany                                                                   4.0
--------------------------------------------------------------------------------
Ireland                                                                   3.4
--------------------------------------------------------------------------------
Korea, Republic of (South)                                                3.3
--------------------------------------------------------------------------------
The Netherlands                                                           2.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

              5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

REGIONAL ALLOCATION

[PIE-CHART]

Europe                   52.3%
Asia                     21.6
United States/Canada     21.6
Latin America             2.3
Middle East/Africa        2.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

              6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2008.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During a difficult market environment, the Fund returned 6.0% for the period since the Fund's inception on February 28, 2008. Despite volatile international equity market conditions, the Fund's management team continued its disciplined approach of striving to invest in high quality companies with strong underlying fundamentals at depressed valuations.

      During the past year, most financial markets both in the United States and abroad were down. The global financial markets suffered amid a crisis in the U.S. sub-prime mortgage segment, which led to a tightening of credit conditions and, ultimately, limited liquidity to fuel the financial markets. As mortgage defaults and delinquencies rose, the U.S. housing market deteriorated, leading lenders to dramatically tighten their lending requirements. As credit became more difficult to come by, a number of financial institutions experienced significant losses. Equities around the world fell sharply in July and in the first half of August, before rebounding in the second half of August. The rally was short-lived, however, as the U.S. equity market continued to fall amidst recession fears, high oil prices and continuing credit difficulties with international markets reacting in turn. The financial sector was among the hardest hit, as investors worried that new credit problems could surface and weigh even further on companies' earnings. As concerns over the resilience of the consumer mounted, a significant sell-off in the equity and bond markets ensued, as investors' appetite for risk diminished. In their reassessment of risk, investors shifted away from small-cap stocks toward larger, well-established multinational corporations. The banking system was also clearly under threat, not only in the U.S., as evidenced by the Federal Reserve's (the "Fed's") bailout of Bear Stearns, but also across the ocean as well. The widespread predictions of a global economic slowdown caused intense market volatility through the end of the period as the U.S. housing market continued to deteriorate, commodity prices continued to rise and economic data grew increasingly worrisome. Foreign currencies continued to appreciate against the U.S. dollar with the Fed reducing interest rates on concern of a U.S. economic slowdown coupled with the ongoing credit crisis. All of these factors sent shock waves to consumer confidence and causing market distress during the brief reporting period.

      Regardless of the broader market environment, we follow a consistent investment approach by striving to invest in high quality companies with strong underlying fundamentals. By targeting companies we believe to have strong balance sheets and cheaper price-to-book and price-to-earnings ratios, we aim to identify outstanding investment opportunities in a variety of overseas markets. The Fund is broadly diversified, both by

              7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

geography and by sector and does not have any large individual stock bets. There are currently approximately 80 stocks in the portfolio, of which roughly 9% are over 2% positions. The top ten positions in aggregate account for roughly 26% of the Fund. There is a currency hedge against the Euro and Yen that covers approximately 12.5% of the portfolio and reduces the volatility of the Fund. Geographically, Europe accounts for approximately 52% of the Fund and Japan is around 17%. These weightings are broadly in line with the average for competitor international funds. The largest sector weights are in consumer discretionary and financials stocks, with consumer discretionary accounting for approximately 23% and financials at approximately 23%.

      While the Fund has had only two months of performance, we feel quite enthusiastic about its current positioning. Our basic strategy is to buy better-than-average companies at lower-than-average valuations and to have the patience to wait for the real value to emerge. Currently, there are a significant number of stocks in the portfolio, which, we believe, stand at exceptionally large discounts to their true value.

      We would like to stress that we are long-term investors in undervalued stock situations and do not focus on how the market may gyrate in the short term.

              8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES
--------------------------------------------------------------------------------

      Units of Oppenheimer Master International Value Fund, LLC are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. Investments in the Fund may only be made by certain "accredited investors" within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      Units of the Fund first incepted on 2/28/08.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

              9 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, February 28, 2008 (commencement of operations) and held for the period ended April 30, 2008.

      The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on November 1, 2007 and held for the six months ended April 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

              10 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

                                                       ENDING                  EXPENSES
                                       BEGINNING       ACCOUNT                 PAID DURING
                                       ACCOUNT         VALUE                   PERIOD ENDED
ACTUAL                                 VALUE           APRIL 30, 2008          APRIL 30, 2008 1,2
------------------------------------------------------------------------------------------------------
                                       $ 1,000.00      $ 1,060.00              $ 5.62

HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------------------------------
                                         1,000.00        1,009.15               15.91

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 [to reflect the period from February 28, 2008 (commencement of operations) to April 30, 2008.]

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE EXPENSE RATIOS, EXCLUDING INDIRECT EXPENSES FROM AFFILIATED FUND, FOR THE PERIOD FROM FEBRUARY 28, 2008 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2008 IS AS FOLLOWS:

      EXPENSE RATIO
--------------------------
         3.16%

THE EXPENSE RATIO REFLECTS VOLUNTARY WAIVERS OR REIMBURSEMENTS OF EXPENSES BY THE FUND'S MANAGER THAT CAN BE TERMINATED AT ANY TIME, WITHOUT ADVANCE NOTICE. THE "FINANCIAL HIGHLIGHTS" TABLE IN THE FUND'S FINANCIAL STATEMENTS, INCLUDED IN THIS REPORT, ALSO SHOW THE GROSS EXPENSE RATIO, WITHOUT SUCH WAIVERS OR REIMBURSEMENTS AND REDUCTION TO CUSTODIAN EXPENSES, IF APPLICABLE.

              11 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

                      THIS PAGE INTENTIONALLY LEFT BLANK.

              12 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS April 30, 2008
--------------------------------------------------------------------------------

                                              SHARES                VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS--90.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Continental AG                                1,757            $     207,035
--------------------------------------------------------------------------------
Toyota Auto Body
Co. Ltd.                                      6,667                  132,831
                                                            --------------------
                                                                     339,866

--------------------------------------------------------------------------------
AUTOMOBILES--5.0%
Bayerische Motoren
Werke (BMW) AG                                7,150                  391,385
--------------------------------------------------------------------------------
Hyundai Motor Co.                             2,687                  226,001
--------------------------------------------------------------------------------
Toyota Motor Corp.                            4,640                  236,006
                                                            --------------------
                                                                     853,392

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Compass Group plc                            12,746                   85,819
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.2%
Barratt
Developments plc                             24,505                  133,058
--------------------------------------------------------------------------------
First Juken Co. Ltd.                         27,800                  114,692
--------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                      306                       76
--------------------------------------------------------------------------------
Haseko Corp.                                276,648                  404,424
--------------------------------------------------------------------------------
Taylor Wimpey plc                            53,004                  134,365
--------------------------------------------------------------------------------
Thomson SA                                   18,120                  115,648
                                                            --------------------
                                                                     902,263

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy
Holdings, Inc.                                4,640                   56,450
--------------------------------------------------------------------------------
MEDIA--4.0%
British Sky
Broadcasting
Group plc                                    12,088                  130,390
--------------------------------------------------------------------------------
Societe Television
Francaise 1                                  10,407                  219,501
--------------------------------------------------------------------------------
Vivendi SA 1                                  8,424                  342,916
                                                            --------------------
                                                                     692,807

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Aoyama Trading Co.                            6,035                 137,226
--------------------------------------------------------------------------------
Dickson Concepts
International Ltd.                          173,199                 128,013
--------------------------------------------------------------------------------
OTSUKA KAGU
Ltd.                                          3,625                  48,631
--------------------------------------------------------------------------------
Signet Group plc                            161,755                 219,294
                                                            --------------------
                                                                    533,164

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Aksa Akrilik Kimya
Sanayii AS                                  168,916                 285,806
--------------------------------------------------------------------------------
Asics Corp.                                  16,577                 168,149
                                                            --------------------
                                                                    453,955

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                    31,268                 264,283
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.6%
Nestle SA                                       918                 440,328
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd. 1                 76,569                 106,913
--------------------------------------------------------------------------------
Pacific Corp.                                 1,350                 177,056
                                                            --------------------
                                                                    283,969

--------------------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Petroleum
Geo-Services ASA                              9,520                 257,693
--------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                   84,788                 239,083
                                                            --------------------
                                                                    496,776

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.9%
Eni SpA                                       9,409                 362,318
--------------------------------------------------------------------------------
Esso (Thailand)
Public Co. Ltd. 1                           118,100                  37,244
--------------------------------------------------------------------------------
Total SA                                      3,326                 280,131
                                                            --------------------
                                                                    679,693

             F1 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                              SHARES               VALUE
-----------------------------------------------------------------------------

FINANCIALS--22.8%
-----------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Credit Suisse
Group                                          3,328        $      178,274
-----------------------------------------------------------------------------
Ichiyoshi Securities
Co. Ltd.                                       4,252                46,109
                                                            -----------------
                                                                   224,383

-----------------------------------------------------------------------------
COMMERCIAL BANKS--7.1%
Anglo Irish Bank
Corp.                                         12,841               175,004
-----------------------------------------------------------------------------
Bank of Ireland                               35,322               485,170
-----------------------------------------------------------------------------
Credit Agricole SA                             6,145               206,879
-----------------------------------------------------------------------------
National Bank of
Greece SA                                      2,245               124,654
-----------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                     35,645               240,811
                                                            -----------------
                                                                 1,232,518

-----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Investor
AB, B Shares                                  10,523               250,468
-----------------------------------------------------------------------------
RHJ International Ltd. 1                       4,785                62,345
                                                            -----------------
                                                                   312,813

-----------------------------------------------------------------------------
INSURANCE--8.6%
Aegon NV                                      27,929               447,397
-----------------------------------------------------------------------------
Fondiaria-Sai SpA                             21,579               569,735
-----------------------------------------------------------------------------
Swiss Reinsurance Co.                          5,598               466,793
                                                            -----------------
                                                                 1,483,925

-----------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.9%
COSMOS INITIA
Co. Ltd.                                      65,686               205,185
-----------------------------------------------------------------------------
Emperor
Entertainment
Hotel Ltd.                                   549,307               126,170
-----------------------------------------------------------------------------
Eurocastle
Investment Ltd.                                3,521                42,716
-----------------------------------------------------------------------------
Shanghai Forte
Land Co. Ltd.                                286,719               125,302
                                                            -----------------
                                                                   499,373

-----------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Paragon Group
Cos. plc                                      99,241               197,464
-----------------------------------------------------------------------------
HEALTH CARE--5.8%
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Mediceo Paltac
Holdings Co. Ltd.                             11,438               192,934
-----------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
GlaxoSmithKline plc                           12,010               266,056
-----------------------------------------------------------------------------
Sanofi-Aventis SA                              3,886               299,323
-----------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                       4,639               246,311
                                                            -----------------
                                                                   811,690

-----------------------------------------------------------------------------
INDUSTRIALS--9.2%
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Safran SA                                       9,318              194,843
-----------------------------------------------------------------------------
AIRLINES--3.6%
Deutsche Lufthansa
AG                                              7,152              189,063
-----------------------------------------------------------------------------
Jazz Air Income
Fund                                           36,202              279,666
-----------------------------------------------------------------------------
Turk Hava Yollari
Anonim Ortakligi 1                             26,142              145,452
                                                            -----------------
                                                                   614,181

-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Corporate Express                               7,086               81,513
-----------------------------------------------------------------------------
Sperian Protection                              1,820              231,610
                                                            -----------------
                                                                   313,123

-----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.7%
Joongang
Construction
Co. Ltd. 1                                     10,230              133,659
-----------------------------------------------------------------------------
Vinci SA                                        2,017              148,891
                                                            -----------------
                                                                   282,550

-----------------------------------------------------------------------------
MARINE--0.8%
Evergreen Marine
Corp.                                         151,000              144,069
-----------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                    3,426               33,928

             F2 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

                                                    SHARES             VALUE
-------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Master Marine
AS 1,2                                                 640      $      1,383
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.4%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Nokia Oyj                                            8,681           261,312
-------------------------------------------------------------------------------
SunCorp
Technologies Ltd. 1                                251,242             3,288
                                                                ---------------
                                                                     264,600

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Fujitsu Ltd.                                        31,865           205,008
-------------------------------------------------------------------------------
Gemalto NV 1                                         5,533           179,011
-------------------------------------------------------------------------------
Japan Digital
Laboratory Co. Ltd.                                 28,238           380,797
                                                                ---------------
                                                                     764,816

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
A&D Co. Ltd.                                        14,577           129,854
-------------------------------------------------------------------------------
Nichicon Corp.                                      12,830            98,814
                                                                ---------------
                                                                     228,668

-------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                          3,899           194,978
-------------------------------------------------------------------------------
MATERIALS--2.1%
-------------------------------------------------------------------------------
CHEMICALS--0.9%
Arkema 1                                             2,679           154,799
-------------------------------------------------------------------------------
METALS & MINING--1.2%
Arcelor                                              2,422           214,064
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.5%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.5%
Cable & Wireless
plc                                                 27,025            79,639
-------------------------------------------------------------------------------
France Telecom SA                                    8,418           264,989
-------------------------------------------------------------------------------
Telecom Italia SpA                                 152,475           249,746
-------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                    102,984           186,159
                                                                ---------------
                                                                     780,533

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
KDDI Corp.                                              27      $    173,822
-------------------------------------------------------------------------------
Vodafone Group
plc                                                 53,973           170,713
                                                                ---------------
                                                                     344,535

-------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric
Power Co. (The)                                      2,738           119,683
                                                                ---------------
Total Common Stocks
(Cost $ 15,537,633)                                               15,688,618

-------------------------------------------------------------------------------
INVESTMENT COMPANY--22.8%
-------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
2.90% 3,4
(Cost $ 3,951,079)                              3, 951,079         3,951,079
-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $ 19,488,712)                                  113.5%       19,639,697
-------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                         (13.5)       (2,343,219)
                                                -------------------------------
NET ASSETS                                           100.0%     $ 17,296,478
                                                ===============================

             F3 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of April
30, 2008 was $1,383, which represents 0.01% of the Fund's net assets. See Note 6 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES         GROSS            GROSS            SHARES
                                      FEBRUARY 28, 2008     ADDITIONS       REDUCTIONS    APRIL 30, 2008
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                             --    11,957,447        8,006,368         3,951,079


                                                                                                DIVIDEND
                                                                                 VALUE            INCOME
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                       $   3,951,079    $        9,001

4. Rate shown is the 7-day yield as of April 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2008:

                                                            INVESTMENTS IN      OTHER FINANCIAL
VALUATION INPUTS                                                SECURITIES         INSTRUMENTS*
--------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                   $     17,015,278      $           334
Level 2 - Other Significant Observable Inputs                    2,624,419                   --
Level 3 - Significant Unobservable Inputs                               --                   --
                                                          ----------------------------------------
Total                                                     $     19,639,697      $           334
                                                          ========================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

             F4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                          CONTRACT
                                            AMOUNT              EXPIRATION                    UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION         BUY/SELL        (000S)                   DATE       VALUE      APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)          Sell           4 AUD        5/1/08-5/2/08   $   3,641   $            --   $          29
Euro (EUR)                        Buy          49 EUR               5/2/08      76,855                --             234
Japanese Yen (JPY)                Buy     102,260 JPY        5/1/08-5/7/08     983,643             1,236             548
Japanese Yen (JPY)               Sell       2,036 JPY               5/2/08      19,576                --              91
                                                                                         ----------------------------------
Total unrealized appreciation and depreciation                                           $         1,236   $         902
                                                                                         ==================================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                       VALUE       PERCENT
----------------------------------------------------------------
United States                      $  3,951,079          20.2%
Japan                                 3,291,902          16.8
France                                2,852,604          14.5
United Kingdom                        1,955,820          10.0
Italy                                 1,181,799           6.0
Switzerland                           1,085,395           5.5
Germany                                 787,483           4.0
Ireland                                 660,174           3.4
Korea Republic of (South)               643,629           3.3
The Netherlands                         571,626           2.9
Norway                                  498,160           2.5
Turkey                                  431,258           2.2
Canada                                  279,666           1.4
Finland                                 261,312           1.3
Bermuda                                 254,183           1.3
Sweden                                  250,468           1.3
Mexico                                  186,159           1.0
Taiwan                                  144,069           0.7
China                                   125,302           0.6
Greece                                  124,654           0.6
Belgium                                  62,345           0.3
Thailand                                 37,245           0.2
Hong Kong                                 3,365           0.0
                                   -----------------------------
Total                              $ 19,639,697         100.0%
                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------

Investments,at value--see accompanying statement of investments:

Unaffiliated companies (cost $15,537,633)                           $  15,688,618
Affiliated companies (cost $3,951,079)                                  3,951,079
                                                                    ---------------
                                                                       19,639,697

-----------------------------------------------------------------------------------
Cash                                                                       12,813
-----------------------------------------------------------------------------------
Cash--foreign currencies (cost $51,993)                                    51,815
-----------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts              1,236
-----------------------------------------------------------------------------------
Receivables and other assets:
Beneficial interest contributions                                         747,975
Investments sold                                                           52,170
Dividends                                                                  51,259
Other                                                                          28
                                                                    ---------------
Total assets                                                           20,556,993

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                902
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   3,234,577
Directors' compensation                                                         7
Other                                                                      25,029
                                                                    ---------------
Total liabilities                                                       3,260,515

-----------------------------------------------------------------------------------
NET ASSETS                                                          $  17,296,478
                                                                    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF OPERATIONS For the Period Ended April 30, 2008 1
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 20,459)       $    75,994
Affiliated companies                                                              9,001
------------------------------------------------------------------------------------------
Interest                                                                             68
------------------------------------------------------------------------------------------
Total investment income                                                          85,063

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                      25,000
------------------------------------------------------------------------------------------
Management fees                                                                   8,567
------------------------------------------------------------------------------------------
Shareholder communications                                                           16
------------------------------------------------------------------------------------------
Directors' compensation                                                              11
------------------------------------------------------------------------------------------
Other                                                                                 4
                                                                            --------------
Total expenses                                                                   33,598
Less waivers and reimbursements of expenses                                        (291)
                                                                            --------------
Net expenses                                                                     33,307

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            51,756

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                          28,501
Foreign currency transactions                                                      (523)
                                                                            --------------
Net realized gain                                                                27,978

------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     264,711
Translation of assets and liabilities denominated in foreign currencies        (115,718)
                                                                            --------------
Net change in unrealized appreciation                                           148,993

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   228,727
                                                                            ==============

1. For the period from February 28, 2008 (commencement of operations) to April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                            2008 1
---------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------
Net investment income                                   $        51,756
---------------------------------------------------------------------------
Net realized gain                                                27,978
---------------------------------------------------------------------------
Net change in unrealized appreciation                           148,993
                                                        -------------------
Net increase in net assets resulting from operations            228,727

---------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------
Proceeds from member contributions                           16,967,751

---------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------
Total increase                                               17,196,478
---------------------------------------------------------------------------
Beginning of period                                             100,000 2
                                                        -------------------
End of period                                           $    17,296,478
                                                        ===================

1. For the period from February 28, 2008 (commencement of operations) to April 30, 2008.

2. Reflects the value of the Manager's initial seed money investment on February 20, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                           2008 1
----------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                6.00%
----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.91%
Total expenses                                    3.19% 4
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                             3.16%
----------------------------------------------------------
Portfolio turnover rate                              5%

1. For the period from February 28, 2008 (commencement of operations) to April 30, 2008.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional units on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund units.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended April 30, 2008 3.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F9 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Master International Value Fund, LLC (the "Fund"), was organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Fund commenced operations on February 28, 2008.

      The Fund currently offers one class of units.

      For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a "pass-through" entity, the Fund pays no dividends or capital gain distributions.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its units as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign

             F10 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

             F11 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each investor ("Member") is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A Member must take such items into account even if the Fund does not distribute cash or other property to such Member during its taxable year.

DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the

             F12 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

             F13 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------


2. UNITS OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value units of beneficial interest. Transactions in units of beneficial interest were as follows:

                                  PERIOD ENDED   APRIL 30, 2008 1, 2
                                         UNITS           AMOUNT
          -----------------------------------------------------------
          Contributions             2,070,515    $    21,642,261
          Withdrawals                (448,828)        (4,674,510)
                                  -----------------------------------
          Total increase            1,621,687    $    16,967,751
                                  ===================================

1. For the period from February 28, 2008 (commencement of operations) to April 31, 2008.

2. The Fund sold 10,000 units at a value of $100,000 to the Manager upon seeding of the Fund on February 20, 2008.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended April 30, 2008, were as follows:

                                           PURCHASES          SALES
        -----------------------------------------------------------
        Investment securities        $   15,822,851    $   314,724

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the average net assets of the Fund at an annual rate of 0.85%.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended April 30, 2008, the Manager waived $291 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer

             F14 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

6. ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

             F15 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Master International Value Fund, LLC, including the statement of investments, as of April 30, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 28, 2008 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Master International Value Fund, LLC as of April 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period from February 28, 2008 (commencement of operations) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
June 12, 2008

             F16 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

The Investment Company Act of 1940, as amended, requires that a fund's Board of Directors, including a majority of the independent Board members, request and evaluate, and that its Manager provide, such information as may be reasonably necessary to evaluate the terms of the fund's investment advisory agreement.

      In approving the Fund's initial investment advisory agreement (the "Agreement") , the Board of Directors (the "Board") considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who will provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's units. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services expected to be provided by the Manager and the quality of the Manager's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information

              13 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Dominic Freud, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

              14 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

              15 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS
OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

              16 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE FUND, LENGTH OF            PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT                    THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,CENTENNIAL,COLORADO 80112-3924.
DIRECTORS                      EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL.

BRIAN F. WRUBLE,               General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995- December 2007); Director of
Chairman of the Board of       Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the
Directors and Director         Manager's parent company) (since September 2004); Chairman (since August 2007) and Trustee (since
(since 2008)                   August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Treasurer and
Age: 65                        Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992);
                               Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special
                               Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                               1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,               Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of
Director (since 2008)          Correctnet (since January 2006); Trustee of Employee Trusts (since January 2006); President,
Age: 68                        Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company)
                               (since January 2004); Director of Internet Capital Group (information technology company)
                               (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust
                               (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified
                               Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief
                               Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                               Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and
                               Trustee of Delaware Investment Family of Funds (1993- 2003); President and Board Member of Lincoln
                               National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003);
                               Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003);
                               President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief
                               Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital
                               Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992);
                               Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985);
                               held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                               Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972);
                               held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager
                               (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps
                               (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,               Trustee of the Committee for Economic Development (policy research foundation)
Director (since 2008)          (since 2005); Director of ICI Education Foundation (education foundation)
Age: 67                        (October 1991-August 2006); President of Age: 67 the Investment Company Institute (trade association)
                               (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company)
                               (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.


              17 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,               A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the OppenheimerFunds
Director (since 2008)          complex.
Age: 74

PHILLIP A. GRIFFITHS,          Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International
Director (since 2008)          Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 69                        Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company)
                               (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996);
                               Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                               Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                               Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the
                               OppenheimerFunds complex.

MARY F. MILLER,                Trustee of International House (not-for-profit) (since June 2007); Trustee of the American
Director (since 2008)          Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General
Age: 65                        Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees
                               54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since
Director (since 2008)          January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor)
Age: 56                        (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
                               (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                               (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                               Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                               Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of
                               Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Director (since 2008)          consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 76                        educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                               Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device
Director (since 2008)          companies: Medintec (since 1992) and Cathco (since 1996); Director of Lakes Environmental Association
Age: 67                        (environmental protection organiza- tion) (since 1996); Member of the Investment Committee of the
                               Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds
                               (1994- December 2001). Director of C-TASC (a privately-held bio-statistics company)
                               (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

              18 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PETER I. WOLD,                 President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994);
Director (since 2008)          Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member
Age: 60                        of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of
                               Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of
                               PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                    NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                               OPPENHEIMERFUNDS, INC.AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
President and Principal        Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds;
Executive Officer and          President and Director of Oppenheimer Acquisition Corp.("OAC") (the Manager's parent holding company)
Director (since 2008)          and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                        (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                               (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                               President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                               Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                               Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                               (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                               Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the
                               Investment Company Institute's Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. FREUD, ZACK, GILLESPIE
THE FUND                       AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                               FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                               COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

DOMINIC FREUD,                 Vice President of the Manager (since April 2003). Partner and European Equity Portfolio manager at
Vice President and Portfolio   SLS Management (January 2002-February 2003) prior to which he was head of the European equities
Manager (since 2008)           desk and managing director at SG Cowen (May 1994-January 2002). An officer of 3
Age: 48                        portfolios in the OppenheimerFunds complex.

              19 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief       Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer             Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2008)                   Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                        Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An
                               officer of 103 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal        HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services,
Financial & Accounting         Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March
Officer (since 2008)           1999), OFI Private Investments, Inc. (since March 2000),OppenheimerFunds International Ltd. and
Age: 48                        OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November
                               2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                               (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                               1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                               Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,             Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August
Assistant Treasurer            2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July
(since 2008)                   2002). An officer of 103 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,             Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer            Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2008)                   Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds
Age: 38                        complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager;
Secretary (since 2008)         General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial
Age: 59                        Asset Management Corporation (since December 2001); Senior Vice President and General Counsel
                               of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of
                               OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director
                               of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                               Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior
                               Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                               (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior
                               Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                               2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

              20 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

LISA I. BLOOMBERG,             Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary            2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services,
(since 2008)                   Inc. An officer of 103 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,          Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary            2004); First Vice President (2000-September 2004), Director (2000- September 2004) and Vice
(since 2008)                   President (1998-2000) of Merrill Lynch Investment  Management. An officer of 103 portfolios
Age: 44                        in the OppenheimerFunds complex.

KATHLEEN T. IVES,              Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary            of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003)of the
(since 2008)                   Distributor;  Assistant Secretary of  Centennial Asset Management Corporation (since October
Age: 42                        2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                               Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December
                               2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

              21 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $25,000 in fiscal 2008.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master International Value Fund LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008